Popular ABS Mortgage Pass-Through Trust, Series 2006-A
June 26, 2006
*****RESTATEMENT*****

Table of Contents

Distribution Report	2

Factor Report	2

Delinquency by Group	6

Foreclosure Group Report	8

REO Group Report	8

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:
Nayades Ortega
Bank of New York - Structured Finance
101 Barclay Street, Floor 4W
New York, New York 10286
Tel: (212) 815-8184 / Fax: (212) 815-3910
Email: nayades.x.ortega@bankofny.com

Popular ABS Mortgage Pass-Through Trust, Series 2006-A
June 26, 2006
*****RESTATEMENT*****

DISTRIBUTION IN DOLLARS
CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
A1	147,341,000.00	132,736,232.02	5,720,772.12	610,144.21	6,330,916.33	0.00	0.00	127,015,459.90
A2	9,067,000.00	9,067,000.00	0.00	42,161.55	42,161.55	0.00	0.00	9,067,000.00
A3	45,954,000.00	45,954,000.00	0.00	215,728.50	215,728.50	0.00	0.00	45,954,000.00
A4	50,749,000.00	50,749,000.00	0.00	243,651.59	243,651.59	0.00	0.00	50,749,000.00
M1	23,430,000.00	23,430,000.00	0.00	113,947.90	113,947.90	0.00	0.00	23,430,000.00
M2	17,655,000.00	17,655,000.00	0.00	88,843.88	88,843.88	0.00	0.00	17,655,000.00
M3	4,785,000.00	4,785,000.00	0.00	24,547.05	24,547.05	0.00	0.00	4,785,000.00
M4	4,620,000.00	4,620,000.00	0.00	25,589.67	25,589.67	0.00	0.00	4,620,000.00
M5	4,290,000.00	4,290,000.00	0.00	24,715.17	24,715.17	0.00	0.00	4,290,000.00
M6	3,300,000.00	3,300,000.00	0.00	21,505.00	21,505.00	0.00	0.00	3,300,000.00
B1	2,310,000.00	2,310,000.00	0.00	15,053.50	15,053.50	0.00	0.00	2,310,000.00
B2	3,630,000.00	3,630,000.00	0.00	23,655.50	23,655.50	0.00	0.00	3,630,000.00
B3	8,911,000.00	6,224,950.47	408,556.90	40,565.93	449,122.83	0.00	0.00	5,816,393.57
R	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
TOTALS	326,042,000.00	308,751,182.49	6,129,329.02	1,490,109.45	7,619,438.47	0.00	0.00	302,621,853.47
X	330,002,299.03	315,397,531.05	0.00	126,697.48	126,697.48	0.00	0.00	309,676,758.93

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE
CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS- THRU RATE
A1	73316PJS0	900.87777346	38.82674965	4.14103481	42.96778446	862.05102382	5.171250%
A2	73316PJT8	1,000.00000000	0.00000000	4.65000000	4.65000000	1,000.00000000	5.231250%
A3	73316PJU5	1,000.00000000	0.00000000	4.69444444	4.69444444	1,000.00000000	5.281250%
A4	73316PJV3	1,000.00000000	0.00000000	4.80111116	4.80111116	1,000.00000000	5.401250%
M1	73316PJW1	1,000.00000000	0.00000000	4.86333333	4.86333333	1,000.00000000	5.471250%
M2	73316PJX9	1,000.00000000	0.00000000	5.03222203	5.03222203	1,000.00000000	5.661250%
M3	73316PJY7	1,000.00000000	0.00000000	5.13000000	5.13000000	1,000.00000000	5.771250%
M4	73316PJZ4	1,000.00000000	0.00000000	5.53888961	5.53888961	1,000.00000000	6.231250%
M5	73316PKA7	1,000.00000000	0.00000000	5.76111189	5.76111189	1,000.00000000	6.481250%
M6	73316PKB5	1,000.00000000	0.00000000	6.51666667	6.51666667	1,000.00000000	7.331250%

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust, Series 2006-A
June 26, 2006
*****RESTATEMENT*****

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE
CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS- THRU RATE
B1	73316PKC3	1,000.00000000	0.00000000	6.51666667	6.51666667	1,000.00000000	7.331250%
B2	73316PKD1	1,000.00000000	0.00000000	6.51666667	6.51666667	1,000.00000000	7.331250%
B3	73316PKE9	698.56923690	45.84860285	4.55234317	50.40094602	652.72063405	7.331250%
TOTALS		946.96751489	18.79920078	4.57029907	23.36949985	928.16831411
X	N/A	955.74343566	0.00000000	0.38392908	0.38392908	938.40788334	0.482049%

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust, Series 2006-A
June 26, 2006
*****RESTATEMENT*****

Sec. 4.03(a)(i)	Dates

	Record Date	06/23/06
	Determination Date	05/21/06
	Distribution Date	06/26/06

Sec. 4.03(a)(ii)	Funds Allocable to Certificate Principal

	Scheduled Principal	211,190.47
	Curtailments	31,733.11
	Prepayments	5,477,848.54
	Repurchases	0.00
	Liquidation Proceeds	0.00

	Extra Principal Distribution Amount	0.00

Sec. 4.03 (a)(iii)	Interest Distribution Amounts

	Interest Distribution - A-1	610,144.21
	Unpaid Interest - A-1	0.00
	Remaining Unpaid Interest - A-1	0.00

	Interest Distribution - A-2	42,161.55
	Unpaid Interest - A-2	0.00
	Remaining Unpaid Interest - A-2	0.00

	Interest Distribution - A-3	215,728.50
	Unpaid Interest - A-3	0.00
	Remaining Unpaid Interest - A-3	0.00

	Interest Distribution - A-4	243,651.59
	Unpaid Interest - A-4	0.00
	Remaining Unpaid Interest - A-4	0.00

	Interest Distribution - M-1	113,947.90
	Unpaid Interest - M-1	0.00
	Remaining Unpaid Interest - M-1	0.00

	Interest Distribution - M-2	88,843.88
	Unpaid Interest - M-2	0.00
	Remaining Unpaid Interest - M-2	0.00

	Interest Distribution - M-3	24,547.05
	Unpaid Interest - M-3	0.00

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust, Series 2006-A
June 26, 2006
*****RESTATEMENT*****

	Remaining Unpaid Interest - M-3	0.00

	Interest Distribution - M-4	25,589.67
	Unpaid Interest - M-4	0.00
	Remaining Unpaid Interest - M-4	0.00

	Interest Distribution - M-5	24,715.17
	Unpaid Interest - M-5	0.00
	Remaining Unpaid Interest - M-5	0.00

	Interest Distribution - M-6	21,505.00
	Unpaid Interest - M-6	0.00
	Remaining Unpaid Interest - M-6	0.00

	Interest Distribution - B-1	15,053.50
	Unpaid Interest - B-1	0.00
	Remaining Unpaid Interest - B-1	0.00

	Interest Distribution - B-2	23,655.50
	Unpaid Interest - B-2	0.00
	Remaining Unpaid Interest - B-2	0.00

	Interest Distribution - B-3	40,565.93
	Unpaid Interest - B-3	0.00
	Remaining Unpaid Interest - B-3	0.00

	Interest Reductions
	Net Prepayment Interest Shortfalls	0.00
	Relief Act Reductions	0.00

	Class A-1 Interest Reduction	0.00
	Class A-2 Interest Reduction	0.00
	Class A-3 Interest Reduction	0.00
	Class A-4 Interest Reduction	0.00
	Class M-1 Interest Reduction	0.00
	Class M-2 Interest Reduction	0.00
	Class M-3 Interest Reduction	0.00
	Class M-4 Interest Reduction	0.00
	Class M-5 Interest Reduction	0.00
	Class M-6 Interest Reduction	0.00
	Class B-1 Interest Reduction	0.00
	Class B-2 Interest Reduction	0.00
	Class B-3 Interest Reduction	0.00

Sec. 4.03(a)(iv)	Available Funds Shortfall

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust, Series 2006-A
June 26, 2006
*****RESTATEMENT*****

Class A-1 Available Funds Shortfall	0.00
Class A-2 Available Funds Shortfall	0.00
Class A-3 Available Funds Shortfall	0.00
Class A-4 Available Funds Shortfall	0.00
Class M-1 Available Funds Shortfall	0.00
Class M-2 Available Funds Shortfall	0.00
Class M-3 Available Funds Shortfall	0.00
Class M-4 Available Funds Shortfall	0.00
Class M-5 Available Funds Shortfall	0.00
Class M-6 Available Funds Shortfall	0.00
Class B-1 Available Funds Shortfall	0.00
Class B-2 Available Funds Shortfall	0.00
Class B-3 Available Funds Shortfall	0.00

Sec. 4.03(a)(vi)	Pool Principal Balances

	Beginning Pool Balance	315,397,531.05
	Ending Pool Balance	309,676,758.93
	Beginning Loan Count	2,059.00
	Ending Loan Count	2,024.00

Sec. 4.03(a)(vii)	Servicing Fee

	Servicing Fee	131,415.64

Sec. 4.03(a)(ix)	Delinquency Advances

	Group I Delinquency Advances Included in Current Distribution	71,381.56
	Group I Recouped Advances Included in Current Distribution	0.00
	Group I Recouped Advances From Liquidations	0.00
	Group I Aggregate Amount of Advances Outstanding	2,289,091.46

Sec. 4.03(a)(x)	Trustee Fee

	Trustee Fee	5,256.63

Section 4.03(a)(xi) A	Delinquencies

Delinquency by Group
Group 1
Period	Number	Principal Balance	Percentage
0-30 days	173	25,362,897.07	8.19%
31-60 days	25	3,525,104.40	1.14%

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust, Series 2006-A
June 26, 2006
*****RESTATEMENT*****

Delinquency by Group
Group 1
Period	Number	Principal Balance	Percentage
61-90 days	7	674,267.51	0.22%
91+days	6	827,394.53	0.27%
Total	211	30,389,663.51	9.81%

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust, Series 2006-A
June 26, 2006
*****RESTATEMENT*****

Sec. 4.03 (a)(xi) B	Loans in Foreclosure

Foreclosure Group Report
Group Number	Number of Loans	Principal Balance	Percentage
1	11	1,508,865.77	0.49%

Sec. 4.03(a)(xii),(xiii)	Loans in REO

REO Group Report
Group Number	Number of Loans	Principal Balance	Percentage
1	0	0.00	0.00%

	Market Value of Group I REO Loans	0.00

Sec. 4.03(a)(xiv)	Aggregate Stated Principal Balance of the Three Largest Loans

	Group I Three Largest Loans	2,454,157.58

Sec. 4.03(a)(xv)	Net WAC Cap Carryover

	Class A-1 Net WAC Cap Carryover Amounts Due	0.00
	Class A-1 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class A-2 Net WAC Cap Carryover Amounts Due	0.00
	Class A-2 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class A-3 Net WAC Cap Carryover Amounts Due	0.00
	Class A-3 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-3 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class A-4 Net WAC Cap Carryover Amounts Due	0.00
	Class A-4 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-4 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-1 Net WAC Cap Carryover Amounts Due	0.00
	Class M-1 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-2 Net WAC Cap Carryover Amounts Due	0.00
	Class M-2 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-3 Net WAC Cap Carryover Amounts Due	0.00
	Class M-3 Net WAC Cap Carryover Amounts Paid	0.00

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust, Series 2006-A
June 26, 2006
*****RESTATEMENT*****

	Class M-3 Net WAC Cap Carryover Remaining Amounts Due	0.00

	Class M-4 Net WAC Cap Carryover Amounts Due	0.00
	Class M-4 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-4 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-5 Net WAC Cap Carryover Amounts Due	0.00
	Class M-5 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-5 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-6 Net WAC Cap Carryover Amounts Due	1,639.28
	Class M-6 Net WAC Cap Carryover Amounts Paid	1,639.28
	Class M-6 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class B-1 Net WAC Cap Carryover Amounts Due	1,147.50
	Class B-1 Net WAC Cap Carryover Amounts Paid	1,147.50
	Class B-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class B-2 Net WAC Cap Carryover Amounts Due	1,803.21
	Class B-2 Net WAC Cap Carryover Amounts Paid	1,803.21
	Class B-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class B-3 Net WAC Cap Carryover Amounts Due	3,092.26
	Class B-3 Net WAC Cap Carryover Amounts Paid	3,092.26
	Class B-3 Net WAC Cap Carryover Remaining Amounts Due	0.00

Sec. 4.03(a)(xvi)	Aggregate Principal Balance of Balloon Loans
	with Original Terms <= 36 Months and 60+ Contractually Past Due

	Aggregate Principal Balance of Balloon Loans	0.00

Sec. 4.03 (a)(xvii),(xxiv)	Realized Losses

	Current Period Realized Losses	0.00
	Cumulative Realized Losses	0.00

Sec. 4.03 (a)(xviii)	Reserve Funds
	Beginning Balance of Cap Reserve Fund	0.00
	Funds Deposited to Cap Reserve Fund	126,658.95
	Funds Withdrawn From Cap Reserve Fund For Distribution	126,658.95
	Ending Balance of Cap Reserve Fund	0.00

	Beginning Balance of Corridor Reserve Fund	0.00
	Funds Withdrawn From Corridor Reserve Fund For Distribution	0.00
	Funds Deposited to Corridor Reserve Fund	0.00
	Ending Balance of Corridor Reserve Fund	0.00

Sec. 4.03 (a)(xix)	Number of Loans Repurchased

	Number of Loans Repurchased	0.00

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust, Series 2006-A
June 26, 2006
*****RESTATEMENT*****

Sec. 4.03 (a)(xx)	Weighted Average Mortgage Rate of Outstanding Loans (as of first day of related Due Period)

	Weighted Average Mortgage Rate	7.74%

Sec. 4.03 (a)(xxi)	Weighted Average Remaining Term of Outstanding Loans

	Weighted Average Remaining Term	353.00

Sec. 4.03 (a)(xxii),(xxiii),(xxv)	Overcollateralization Amounts

	Overcollateralization Amount	7,054,905.46
	Overcollateralization Target Amount	7,054,634.02
	Overcollateralization Release Amount	0.00
	Overcollateralization Deficiency Amount	0.00

Sec. 4.03 (a)(xxvi)	Trigger Events
	Has a Trigger Event Occurred and is continuing?	NO
	Cumulative Realized Losses as a percentage of the Cut-off Date Pool Balance	0.00%

Sec. 4.03 (a)(xxv)	60+ Day Delinquent Loans

	60+ Day Delinquent Loans as a percentage of the current Pool Balance	0.97%
	Six month rolling average of 60+ Day Delinquent Loans	0.00

Sec. 4.03 (a)(xxviii)	Amount of Funds Collected by Trustee under the Cap Agreement	126,658.95%
	Amount of Funds Collected by Trustee under the Corridor Agreement	0.00

Sec. 4.03 (a)(xxix),(xxx)	Recoveries
	Amount of Recoveries collected during Current Period	0.00
	Cumulative Recoveries	0.00

Sec. 4.03 (a)(xxxiii)	Has the Stepdown Date occurred?	NO
	Has the Optional Termination Date occurred?	NO

Sec. 4.03 (a)(xxxiv)	Senior Enhancement Percentage
	Senior Enhancement Percentage	24.83%
	Senior Specified Enhancement Percentage	46.60%

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.